Plan of Restructuring (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Restructuring and Related Costs [Table Text Block]
	Balance December 31, 2011	Provision	Payments and Other Adjustments	Balance September 30, 2012
Digital display sales	$ -	$330	$135	$195
Digital display lease and maintenance	73	21	66	28
Restructuring Costs, Reportable segment	$73	$351	$201	$223

In thousands	Balance December 31, 2010	Provision	Payments and Other Adjustments	Balance December 31, 2011
Severance costs (1)	$ -	$ 83	$ 40	$43
Facility closing costs (2)	215	(30)	185	-
Other fees	94	111	175	30
Total Restructuring cost	$309	$164	$400	$73

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
	Balance December 31, 2011	Provision	Payments and Other Adjustments	Balance September 30, 2012
Severance costs (1)	$43	$ 341	$161	$223
Other fees	30	10	40	-
Total Restructuring cost	$73	$351	$201	$223

In thousands	Balance December 31, 2010	Provision	Payments and Other Adjustments	Balance December 31, 2011
Digital display sales	$ -	$ 25	$ 25	$ -
Digital display lease and maintenance	309	139	375	73
Segmented Restructuring cost	$309	$164	$400	$73